SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“US GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2023, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 15, 2024.

The accompanying unaudited condensed consolidated financial statements include the financial statements of China Liberal, its subsidiaries, and entities controlled through agreements. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the inventory reserve provision, useful lives and impairment of long-lived assets, allowance for doubtful accounts, and impairment of goodwill. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and uncertainties related to doing business in China

The main operations of the Company are located in the PRC and conducted through its subsidiaries. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Additionally, the recent statements and regulatory actions by China’s government, such as those related to the use of variable interest entities, data security or anti-monopoly concerns, as well as the Public Company Accounting Oversight Board’s ability to inspect the Company’s auditors, may impact the Company’s ability to conduct its business, accept foreign investments, or continue being listed on a U.S. stock exchange. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC and Hong Kong. Cash maintained in banks within the PRC of less than RMB0.5 million (equivalent to $0.07 million) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the PRC. Cash maintained in banks in Hong Kong of less than HKD0.5 million (equivalent to $0.06 million) per bank are covered by “deposit insurance scheme” overseen by a statutory body, Hong Kong Deposit Protection Board, established under the Deposit Protection Scheme Ordinance. As of June 30, 2024 and December 31, 2023, cash at bank in Hong Kong amounted to $83.9 million and $20.0 million, respectively.

Account receivables

Account receivables are recorded net of allowance for uncollectible accounts.

The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trend. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Advance to suppliers

Advance to suppliers consists of balances paid to suppliers that the goods or services have not been provided or received. The Company makes advance payment to suppliers for purchase of equipment, devices and electronic component products in order to undertake the “smart campus” consulting projects for customers. Advance to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of June 30, 2024 and December 31, 2023, there was no allowance recorded as the Company considers all of the advances to be fully realizable.

Inventories

Inventories mainly consist of computer components to be assembled and sold within our Technological Consulting and Support Services revenue stream. Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a yearly basis for its net realizable value adjustments and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.

Lease

The Company determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of- use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its borrowing rates set by the Central Bank of the PRC, determined by class of underlying asset, to discount the lease payments.

The Company leases premises for offices under non-cancellable operating leases. Right-of-use assets are expensed over the term of lease. The Company leases do not include options to extend nor any restrictions or covenants. The Company has historically been able to renew its office leases. Under the terms of the lease agreements, the Company has no legal or contractual asset retirement obligations at the end of the lease.

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of June 30, 2024 and December 31, 2023.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments as of June 30, 2024 and December 31, 2023 approximates its carrying value based upon the short-term nature of the assets and liabilities.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises of its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Office equipment and furniture	5 years
Transportation vehicles	5 years
Electronic equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the condensed consolidated statements of operations and comprehensive income (loss) in other income or expenses.

Goodwill

In accordance with ASC 350, Intangibles - Goodwill and Other, the Company assesses goodwill for impairment annually as of December 31, and more frequently if events and circumstances indicate that goodwill might be impaired.

Goodwill impairment testing is performed at the reporting unit level. Goodwill is assigned to reporting units at the date the goodwill is initially recorded. Once goodwill has been assigned to reporting units, it no longer retains its association with a particular acquisition, and all of the activities within a reporting unit, whether acquired or internally generated, are available to support the value of the goodwill.

Traditionally, goodwill impairment testing is a two-step process. Step one involves comparing the fair value of the reporting units to its carrying amount. If the carrying amount of a reporting unit is greater than zero and its fair value is greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two involves calculating an implied fair value of goodwill.

The Company determines the fair value of its reporting units using an income approach. Under the income approach, the Company determined fair value based on estimated discounted future cash flows of each reporting unit. Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates and EBITDA margins, discount rates and future market conditions, among others.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see below), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date and is subject to a maximum of one year from acquisition date.

Intangible assets

Intangible assets consist primarily of online courses and software copyrights. Intangible assets are stated at cost less accumulated amortization, which are amortized using the composite life method with the estimated useful lives of 10 years.

Accounts payable

Accounts payable represent liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. The amounts are unsecured and are paid on normal commercial terms.

Borrowings

Borrowings are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Revenue recognition

The Company’s revenues are primarily derived from providing a wide range of educational services and programs to customers, as disclosed below.

Revenues are reported net of all value added taxes.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company generates its revenue from the following sources:

-	Sales of textbooks and course materials

In order to ensure the quality of the course content to meet international standards, the Company has developed and edited more than 16 English textbooks and course materials with emphasis on language training and sells these textbooks and course materials to students enrolled with Fuzhou Melbourne Polytechnic, a three-year college in China (“FMP”) and Strait College of Minjiang University, a four-year university in China (“Strait College”).

Revenue from sales of textbooks and related course materials is recognized upon delivery of textbooks and course materials, which is when the risks and titles are transferred, and the Company’s performance obligation is satisfied.

-	Technological Consulting and Support Services

The Company’s technological consulting services utilize advanced information technology such as cloud computing, mobile internet and big data analytics to provide total solutions to targeted Chinese universities/colleges in order to integrate and improve their teaching, research, student data management, storage and processing, and campus life services, and to optimize their teaching and operating environment and improve operational efficiency. Since late 2020, the Company also started to provide technical support services to business entities in addition to universities/colleges to construct and establish multi-location video conference center and other technical solutions. The Company’s technological consulting and support service contracts are primarily on a fixed-price basis, which require the Company to perform services including project planning, project solution and design, data management application customization, installations of hardware equipment and components for digital classrooms and academic experiment centers or labs, integration of hardware and software application, and post-contract continuous maintenance support, based on the specific needs from each customer. Upon delivery of services, project completion inspection and customer acceptance are generally required. In the same contract, it may also include provisions that require the Company to provide post-contract maintenance support for a period ranging from several months to three years after customized solutions and services are delivered.

In addition, some of the Company’s technological consulting service contracts include a difference in timing of when control is, or is deemed to be, transferred and the collection of cash receipts, which are collected over the term of the service arrangement. The timing difference could result in a significant financing component for performance obligations. If a significant financing component is identified, the future cash flows included in the transaction price allocated to the performance obligations are discounted using a discount rate compared to a market-based borrowing rate specific to both the customer and terms of the contract. The resulting present value of the allocated future cash flows is recorded as revenue while the discount amount is considered to be the significant financing component. Future cash flows received from the customer related to the performance obligations are bifurcated between principal repayment of the receivable and the related imputed interest income related to customer financing. The interest income is recorded as financing income within the consolidated statements of operations and comprehensive income as providing financing to the customers is a core component under such contracts.

-	Technological Consulting and Support Services (continued)

The Company evaluates “smart campus” solution service contracts and determines whether these contracts contain multiple performance obligations. A performance obligation is a promise to transfer to the customer either (1) a goods or services (or a bundle of goods or services) that is distinct; or (2) a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. Performance obligations in the agreements are identified based on the goods and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services or goods is separately identifiable from other promises in the contract.

The Company determines “smart campus” solution and application customization service, installations of hardware and software components, and post-contract continuous maintenance support, as separate performance obligations in the same fixed-fee contract, because the Company’s promise to transfer each of these services is separately identifiable from other promises in the contract and the customer can benefit from each service or goods deliver either on its own or together with other resources that are readily available. The Company allocates contract revenue to the identified separate units based on their relative standalone selling price. The standalone selling price is the price at which an entity would sell a promised good or service separately to a customer. Revenue associated with post-contract continuous maintenance support performance obligation is recognized over the time. Revenue associated with the solution and application customization service and installations of hardware and software components are recognized at a point in time upon completion of the performance obligation is satisfied and accepted by the customers. In instances, where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

-	Tailored job readiness training services

The Company also provides tailored job readiness training services to graduating students from the appropriate partner schools so that such students would be better equipped to serve the employer at their respective job positions. The Company forges partnerships with selected Chinese vocational schools or colleges to provide tailored job readiness training services to students. The partner schools utilize their existing administrative ability, campus classrooms and facilities to recruit students into such training programs. The Company selects, recruits and appoints qualified faculty, trainers or professionals to provide trainings and bears related costs, develops and delivers major training content and materials to students to optimize their learning outcome, improve their social and technical skills, coordinate with employers to provide internship job opportunities to students and eventually help students to find appropriate jobs after completion of the trainings and graduation. The Company actively supports and interacts with enrolled students to ensure successful completion of the trainings, which normally takes several months up to three years. The Company’s contracts with partner schools are fixed price contracts, pursuant to which, the Company is to receive a fixed portion of training fees for services rendered. The training fees are collected first by partner schools from enrolled students before the training services get started, and then remitted to the Company. The Company initially records such training service fees as deferred revenue and ratably recognized it as revenue over the training service period as the Company’s performance obligations related to teaching, training, management, and other supporting services are carried throughout the training period.

Contract Balances and Remaining Performance Obligations

The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of nil and $0.2 million as of June 30, 2024 and December 31, 2023, respectively, consist primarily of the Company’s unsatisfied performance obligations as of the balance sheet dates.

Costs on data management application system customization

With its “smart campus” solution services to Chinese universities / colleges, the Company provides technical support to Chinese universities / colleges for the customization of their campus data management application systems to record student information. The Company does not develop and own the data management application software. Costs incurred, which consist primarily of internal salaries and benefits of personnel involved in the provision of such services, were included in the cost of revenue in the condensed consolidated statements of operations and comprehensive income (loss).

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes had been incurred during the six months ended June 30, 2024 and 2023. The Company does not believe there was any uncertain tax position as of June 30, 2024 and December 31, 2023.

China Liberal’s operating subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the six months ended June 30, 2024 and 2023. As of June 30, 2024, all of the tax returns of China Liberal’s PRC subsidiaries and contractually controlled entities remained open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT on selected sectors including but not limited to education in Beijing effective September 1, 2012. In August 2013, the pilot program was expanded nationwide in certain industries. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to China Liberal’s PRC subsidiaries ranged from 3% to 6%.

Share-based compensation

The Company applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All the Company’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Company recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized if it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of the awards is accounted for as a modification of the awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Company first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions were not expected to be satisfied, the grant date fair value of the original equity awards are ignored and the fair value of the equity awards measured at the modification date are recognized if the modified awards ultimately vest.

The Company uses the accelerated method to recognize compensation expense for all awards granted. The Company determined the fair value of the awards granted to employees. The Company adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”) and elected to account for forfeitures as they occur.

Earnings (loss) per share

Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2024 and 2023, there were no dilutive shares.

Related parties

Parties, which can be a corporation or individuals, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Foreign currency translation

The functional currency for China Liberal, Yi Xin BVI, Aiways Automobile, Aiways Merger Sub and Boya Hong Kong is the U.S Dollar (“US$”). However, China Liberal, Yi Xin BVI, Aiways Automobile, Aiways Merger Sub and Boya Hong Kong currently only serve as the holding companies and did not have active operation as of June 30, 2024. The Company operates primarily through its subsidiaries in the PRC, and the functional currency for these companies in China is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency US$. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	June 30,	June 30,	December 31,
	2024	2023	2023
Period end spot rate	US$1=RMB7.2672	US$1=RMB7.2513	US$1=RMB7.0999
Average rate	US$1=RMB7.2155	US$1=RMB6.9688	US$1=RMB7.0809

Comprehensive income (loss)

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the condensed consolidated statements of operations and comprehensive income (loss).

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In September 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The FASB is issuing the amendments to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The FASB decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.